SCHEDULE OF PAID IN INVESTMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)
Investments, All Other Investments [Abstract]
Funding Commitment (*)	$ 1,550	[1]
Fair value of shares upon achieving Performance Milestone	250
Direct costs incurred (**)	100	[2]
Contingent Consideration (***)	1,050	[3]
Total consideration	$ 2,950

[1]	An amount of $911 out of the Funding commitment was wired through December 31, 2020 and the remaining funding commitment was wired during 2021.
[2]	Number of
[3]	Was determined by the management by using the assistance of third-party appraiser. As the Company’s obligation under such Contingent Consideration provision represent a potential liability to issue a fixed number of its common stock, the obligation was classified within shareholder deficit. The shares were issued on October 4, 2021 – see below.